Shareholders' Equity - Summary of Fair Value Assumptions, Warrants (Details) - Common Stock Warrants	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of estimated fair value of warrant
Expected dividend	0.00%	0.00%	0.00%	0.00%
Minimum
Summary of estimated fair value of warrant
Expected term	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Volatility	26.00%	26.00%	26.00%	26.00%
Risk-free interest rate	0.25%	0.25%	0.12%	0.12%
Maximum
Summary of estimated fair value of warrant
Expected term	5 years	5 years	5 years	5 years
Volatility	29.00%	29.00%	38.00%	38.00%
Risk-free interest rate	1.37%	1.37%	1.14%	1.14%